Related Parties - Additional Information (Detail)						3 Months Ended		6 Months Ended		12 Months Ended
	Oct. 09, 2020 USD ($)	Oct. 08, 2020 USD ($) $ / shares shares	Oct. 06, 2020 USD ($) $ / shares	Oct. 02, 2020 USD ($) Director shares	Aug. 12, 2019 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2020 USD ($)	Jun. 30, 2021 USD ($) Year $ / shares shares	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) Director $ / shares shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($)	Mar. 29, 2021 USD ($)	Jan. 28, 2021 $ / shares	Sep. 15, 2020 USD ($)	Aug. 11, 2019 USD ($)
Related Party Transaction [Line Items]
Related Party Transaction, Purchases from Related Party | $						$ 1,800,000	$ 1,300,000	$ 3,900,000	$ 1,900,000	$ 4,500,000	$ 1,800,000	$ 800,000
Forfeited value | $						$ 45,464,000		$ 45,464,000		$ 57,274,000	$ 58,791,000
Ordinary shares, outstanding						85,564,605		85,564,605		85,564,605	85,564,605
TPG Pace Tech Opportunities Corp [Member]
Related Party Transaction [Line Items]
Forfeited value | $						$ 451,382,917		$ 451,382,917		$ 450,817,922	$ 25,093					$ 0
Number of independent directors								4		4
Ordinary shares, outstanding										45,000,000
Expected percentage that the initial shareholders will hold upon closing of business combination		20.00%
Price per share sponsor agreed to liable | $ / shares						$ 10.00		$ 10.00		$ 10.00
Unsecured non-interest bearing promissory note | $															$ 300,000
Borrowed amount payable to related party | $						$ 2,000,000		$ 2,000,000
TPG Pace Tech Opportunities Corp [Member] | Common Class A [Member]
Related Party Transaction [Line Items]
Ordinary shares, outstanding						0		0		0	0
TPG Pace Tech Opportunities Corp [Member] | Common Class F [Member]
Related Party Transaction [Line Items]
Common stock issued, value | $								$ 25,000		$ 25,000
Ordinary shares, outstanding						11,250,000		11,250,000		11,250,000	20,000,000
Price per unit sold | $ / shares					$ 0.001
TPG Pace Tech Opportunities Corp [Member] | Warrant [Member]
Related Party Transaction [Line Items]
Class of warrants price | $ / shares														$ 11.50
TPG Pace Tech Opportunities Corp [Member] | Private Placement [Member]
Related Party Transaction [Line Items]
Proceeds from issuance of warrants | $			$ 11,000,000
Sale of units description								If the Company does not complete the Business Combination within 24 months from the Close Date, the proceeds from the sale of the Private Placement Warrants will be used to fund the redemption of the Company’s Public Shares (subject to the requirements of applicable law) and the Private Placement Warrants will expire worthless.		If the Company does not complete the Business Combination within 24 months from the Close Date, the proceeds from the sale of the Private Placement Warrants will be used to fund the redemption of the Company’s Public Shares (subject to the requirements of applicable law) and the Private Placement Warrants will expire worthless.
TPG Pace Tech Opportunities Corp [Member] | TPG Pace Tech Opportunities Sponsor, Series LLC [Member] | Common Class F [Member]
Related Party Transaction [Line Items]
Number of units sold					20,000,000
Common stock issued, value | $					$ 25,000					$ 25,000
Common stock, issued, price per share | $ / shares					$ 0.001					$ 0.001
Number of independent directors | Director				4
Shares forfeited				7,062,500
Forfeited value | $				$ 0
Ordinary shares, outstanding						11,250,000		11,250,000		11,250,000
Business combination period allowed from close date to exercise rights								24 months		24 months
Preferred stock conversion ratio								one-for-one basis		one-for-one basis
TPG Pace Tech Opportunities Corp [Member] | TPG Pace Tech Opportunities Sponsor, Series LLC [Member] | Loans Payable [Member]
Related Party Transaction [Line Items]
Debt instrument, description								The promissory note does not bear interest, and any borrowings made are due on the earlier of March 29, 2022 or the consummation of a Business Combination, except in the event of a default, as defined in the promissory note agreement, at which point any outstanding borrowings become due immediately.
Borrowed amount payable to related party | $													$ 2,000,000
TPG Pace Tech Opportunities Corp [Member] | TPG Pace Tech Opportunities Sponsor, Series LLC [Member] | Loans Payable [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Debt instrument, face amount | $													$ 7,000,000
TPG Pace Tech Opportunities Corp [Member] | TPG Pace Tech Opportunities Sponsor, Series LLC [Member] | Warrant [Member]
Related Party Transaction [Line Items]
Class of warrants price | $ / shares														$ 11.50
TPG Pace Tech Opportunities Corp [Member] | TPG Pace Tech Opportunities Sponsor, Series LLC [Member] | Over-Allotment Option [Member] | Common Class F [Member]
Related Party Transaction [Line Items]
Shares forfeited on expiration of underwriters				1,687,500
TPG Pace Tech Opportunities Corp [Member] | TPG Pace Tech Opportunities Sponsor, Series LLC [Member] | Private Placement [Member]
Related Party Transaction [Line Items]
Sale of warrants						7,333,333		7,333,333		7,333,333
Class of warrants price | $ / shares			$ 1.50			$ 1.50		$ 1.50		$ 1.50
Proceeds from issuance of warrants | $			$ 11,000,000					$ 11,000,000		$ 11,000,000
Transferable, assignable or salable period of warrants								30 days		30 days
TPG Pace Tech Opportunities Corp [Member] | TPG Pace Tech Opportunities Sponsor, Series LLC [Member] | Private Placement [Member] | Common Class A [Member]
Related Party Transaction [Line Items]
Price per unit sold | $ / shares						$ 11.50		$ 11.50
Warrant holder entitled to purchase common stock per one share						1		1
TPG Pace Tech Opportunities Corp [Member] | TPG Pace Tech Opportunities Sponsor, Series LLC [Member] | Private Placement [Member] | Warrant [Member]
Related Party Transaction [Line Items]
Sale of units description								Each Private Placement Warrant entitles the holder to purchase one Class A ordinary share at $11.50 per share, subject to adjustment.		Each Private Placement Warrant entitles the holder to purchase one Class A ordinary share at $11.50 per share, subject to adjustment.
TPG Pace Tech Opportunities Corp [Member] | TPG Pace Tech Opportunities Sponsor, Series LLC [Member] | Director [Member] | Common Class F [Member]
Related Party Transaction [Line Items]
Shares transferred				40,000
TPG Pace Tech Opportunities Corp [Member] | Sponsor And Initial Shareholders [Member] | Common Class A [Member]
Related Party Transaction [Line Items]
Price per share for earlier end of lockup period | $ / shares						$ 12.00		$ 12.00		$ 12.00
TPG Pace Tech Opportunities Corp [Member] | Sponsor And Initial Shareholders [Member] | Common Class F [Member]
Related Party Transaction [Line Items]
Related party transaction, description of transaction								Additionally, the initial shareholders agreed not to transfer, assign or sell any of their Founder Shares until the earlier of (i) one year after the completion of the Business Combination or (ii) subsequent to the Business Combination, if the last sale price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjustedfor share splits, share dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the Business Combination or (iii) the date following the completion of the Business Combination on which the Company completes a liquidation, merger, share exchange, reorganization or other similar transaction that results in all of the Company’s public shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property (the “Lock Up Period”).		Additionally, the Initial Shareholders agreed not to transfer, assign or sell any of their respective Founder Shares until the earlier of (i) one year after the completion of the Business Combination or (ii) subsequent to the Business Combination, if the last sale price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share splits, share dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the Business Combination and (iii) the date following the completion of the Business Combination on which the Company completes a liquidation, merger, share exchange, reorganization or other similar transaction that results in all of the Company’s public shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property (the “Lock Up Period”).
TPG Pace Tech Opportunities Corp [Member] | Original Forward Purchase Agreement [Member]
Related Party Transaction [Line Items]
Sale of warrants		1,000,000
Class of warrants price | $ / shares		$ 11.50
Aggregate purchase price | $		$ 50,000,000
Number of founder shares sponsor can forfeit		500,000
TPG Pace Tech Opportunities Corp [Member] | Original Forward Purchase Agreement [Member] | Common Class A [Member]
Related Party Transaction [Line Items]
Price per unit sold | $ / shares		$ 10.00
Sale of aggregate shares		5,000,000
Percentage of additional number of shares agreed to issue to transferee		10.00%
Aggregate number of additional shares agreed to issue to transferee		500,000
TPG Pace Tech Opportunities Corp [Member] | Additional Forward Purchase Agreements [Member]
Related Party Transaction [Line Items]
Sale of warrants		2,000,000
Aggregate purchase price | $		$ 100,000,000
Number of founder shares sponsor can forfeit		1,000,000
TPG Pace Tech Opportunities Corp [Member] | Additional Forward Purchase Agreements [Member] | Common Class A [Member]
Related Party Transaction [Line Items]
Sale of aggregate shares		11,000,000
Warrants to purchase price per share | $ / shares		$ 11.50
TPG Pace Tech Opportunities Corp [Member] | Additional Forward Purchase Agreements [Member] | Maximum [Member] | Common Class A [Member]
Related Party Transaction [Line Items]
Sale of aggregate shares		11,000,000
TPG Pace Tech Opportunities Corp [Member] | Additional Forward Purchase Agreements [Member] | Private Placement [Member]
Related Party Transaction [Line Items]
Sale of warrants		1,000,000
Sale of aggregate shares		5,000,000
TPG Pace Tech Opportunities Corp [Member] | TPG Capital B D LLC [Member]
Related Party Transaction [Line Items]
Financial advisory services fee | $	$ 832,500
TPG Pace Tech Opportunities Corp [Member] | Administrative Service Agreement [Member]
Related Party Transaction [Line Items]
Office space, administrative and support services expense | $	$ 50,000
Accounts Payable and Accrued Liabilities [Member]
Related Party Transaction [Line Items]
Due to Related Parties, Current | $						$ 600,000		$ 600,000		$ 500,000	$ 200,000